                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000


Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Red Coat Capital Management, L.L.C.
Address: 350 Park Avenue, 5th Floor
         New York, New York  10022


Form 13F File Number:  028-05527

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth L. Londoner
Title:   Managing Member
Phone:   (212) 557-6455

Signature, Place, and Date of Signing:


         /s/ Kenneth L. Londoner New York, New York    5/15/00
         ----------------------- --------------------- --------
              [Signature]           [City, State]        [Date]




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Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     75

Form 13F Information Table Value Total:     $517,596
                                         [in thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number   Name

         1         28-                    Red Coat Group, L.L.C.

         [Repeat as necessary.]
























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

                                                                    FORM 13F
                                                                 March 31, 2000
   COLUMN 1           COLUMN 2  COLUMN 3    COLUMN 4          COLUMN 5             COLUMN 6        COLUMN 7     COLUMN 8
   ---------          --------  --------    --------          --------             ---------       --------     --------
                                                                             INVESTMENT DISCRETION            VOTING AUTHORITY
                                                                             ---------------------           -------------------
                       TITLE                             SHRS OR   SH/ PUT/   (A)     (B)    (C)    OTHER       (A)   (B)    (C)
NAME OF ISSUER         CLASS    CUSIP       VALUE        PRN AMT   PRN CALL   SOLE    SHARE  OTHER  MANAGERS    SOLE  SHARE  NONE
---------------------  -----  ---------  ------------    --------- --- ---   ----    -----  -----  -------- --------- -----  ----

A T & T CORP           COMMON  001957109     3,829,250      68,000                            OTH       1    68,000
                                            10,417,813     185,000            SOLE                          185,000
ACTION PERFORMANCE
  COS INC              COMMON  004933107       133,125      10,000            SOLE                           10,000
ADELPHIA COMMUNICA-
  TIONS CORP           COMMON  006848105     1,225,000      25,000                            OTH       1    25,000
                                             2,205,000      45,000            SOLE                           45,000
ADELPHIA BUSINESS
  SOLUTIONS            COMMON  006847107     2,280,125      37,000                            OTH       1    37,000
                                             5,114,875      83,000            SOLE                           83,000
ALCOA INC              COMMON  013817101     3,512,500      50,000                            OTH       1    50,000
                                             7,025,000     100,000            SOLE                          100,000
AMERICA ONLINE INC     COMMON  02364J104     2,528,906      37,500                            OTH       1    37,500
AMERICAN PWR CONVER-
  SION CORP            COMMON  029066107       643,125      15,000                            OTH       1    15,000
                                             1,500,625      35,000            SOLE                           35,000
AMGEN USD.0001         COMMON  031162100       920,625      15,000                            OTH       1    15,000
                                             5,216,875      85,000            SOLE                           85,000
ANN TAYLOR STORES
  CORP                 COMMON  036115103       115,000       5,000                            OTH       1     5,000
AT HOME CORPORATION    COMMON  045919101     2,799,688      85,000                            OTH       1    85,000
                                            10,375,313     315,000            SOLE                          315,000
AT&T CORP LIBERTY
  MEDIA GROUP          CLASS A 001957208     2,639,406      44,500                            OTH       1    44,500
                                             6,524,375     110,000            SOLE                          110,000
AVISTA CORP            COMMON  05379B107       672,375      16,500                            OTH       1    16,500
                                             6,092,125     149,500            SOLE                          149,500
BRINKER USD            COMMON  109641100       890,625      30,000                            OTH       1    30,000
                                             2,078,125      70,000            SOLE                           70,000
CABLEVISION SYSTEMS
  CORP                 COMMON  12686C109     2,430,000      40,000                            OTH       1    40,000
                                             6,075,000     100,000            SOLE                          100,000
CACHEFLOW              COMMON  126946102    10,205,813      86,125                            OTH       1    86,125
                                            23,270,438     196,375            SOLE                          196,375
CENDANT CORP           COMMON  157313103     2,553,000     138,000                            OTH       1   138,000
                                             3,737,000     202,000            SOLE                          202,000
CHILDREN'S PLACE       COMMON  168905107        28,500       2,000                            OTH       1     2,000


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

CHRIS CRAFT INDS INC   COMMON  170520100     2,000,743      31,415                            OTH       1    31,415
                                             3,010,890      47,276            SOLE                           47,276
COCA COLA CO USD.25    COMMON  191216100        93,875       2,000                            OTH       1     2,000
COMPAQ COMPUTER CORP   COMMON  204493100        81,000       3,000                            OTH       1     3,000
DAVID'S BRIDAL INC     COMMON  238576102       141,131      11,700                            OTH       1    11,700
DIGITALTHINK           COMMON  25388M100     2,954,297      75,000                            OTH       1    75,000
                                            10,044,610     255,000            SOLE                          255,000
DIGITAS INC            COMMON  25388K104       367,500      15,000                            OTH       1    15,000
                                             1,347,500      55,000            SOLE                           55,000
DISNEY WALT CO         COMMON  254687106     1,485,000      36,000                            OTH       1    36,000
                                             2,062,500      50,000            SOLE                           50,000
DIVERSINET COM NEW     COMMOM  25536K204       120,656       6,750                            OTH       1     6,750
                                             2,113,719     118,250            SOLE                          118,250
FAMILY GOLF CTRS INC   COMMON  30701A106        65,000      65,000            SOLE                           65,000
FLAG TELECOM HLDGS LTD COMMON  G3529L102     2,432,188     107,500                            OTH       1   107,500
                                             6,844,063     302,500            SOLE                          302,500
FOSTER WHEELER CORP    COMMON  350244109     1,606,500     238,000                            OTH       1   238,000
                                             4,772,250     707,000            SOLE                          707,000
HARRAHS ENTMT INC      COMMON  413619107       464,063      25,000                            OTH       1    25,000
                                             1,392,188      75,000            SOLE                           75,000
HILTON HOTELS CORP     COMMON  432848109       891,250     115,000                            OTH       1   115,000
                                             1,666,250     215,000            SOLE                          215,000
INFINITY BROADCASTING
  CORP                 COMMON  456625102     1,829,188      56,500                            OTH       1    56,500
                                             4,856,250     150,000            SOLE                          150,000
INGERSOLL-RAND USD2    COMMON  456866102     3,318,750      75,000                            OTH       1    75,000
                                             7,743,750     175,000            SOLE                          175,000
INKTOMI CORP           COMMON  457277101       195,000       1,000                            OTH       1     1,000
INTERPUBLIC USD.10     COMMON  460690100     1,181,250      25,000                            OTH       1    25,000
                                             2,362,500      50,000            SOLE                           50,000
JONES APPAREL GROUP
  INC                  COMMON  480074103     2,055,625      65,000                            OTH       1    65,000
                                             4,269,375     135,000            SOLE                          135,000
KANSAS CITY PWR &
  LT CO                COMMON  485134100     7,375,570     254,330                            OTH       1   254,330
                                            16,726,330     576,770            SOLE                          576,770
LEGATO SYS INC         COMMON  524651106     1,338,750      30,000                            OTH       1    30,000
                                             3,123,750      70,000            SOLE                           70,000
LIBERTY DIGITAL INC    COMMON  8722901       4,350,500     113,000                            OTH       1   113,000
                                             9,047,500     235,000            SOLE                          235,000
LODGENET ENTMT CORP    COMMON  540211109    13,000,500     648,000                            OTH       1   648,000
                                            35,514,638   1,770,200            SOLE                        1,770,200
LOWE'S COS INC         COMMON  548661107       758,875      13,000                            OTH       1    13,000
MACROMEDIA CORP        COMMON  556100105     2,709,375      30,000                            OTH       1    30,000
                                             3,386,719      37,500            SOLE                           37,500
MARRIOTT INTL          COMMON  571903202     1,890,000      60,000                            OTH       1    60,000
                                             4,410,000     140,000            SOLE                          140,000
MERRILL LYNCH & CO
  INC USD1.333         COMMON  590188108     1,312,500      12,500                            OTH       1    12,500
                                             4,200,000      40,000            SOLE                           40,000



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

METRO-GOLDWYN-MAYER
  INC                  COMMON  591610100     6,236,766     245,180                            OTH       1   245,180
                                            15,166,346     596,220            SOLE                          596,220
MGM GRAND INC          COMMON  552953101     3,749,760     156,240                            OTH       1   156,240
                                             8,591,040     357,960            SOLE                          357,960
MIRAGE RESORTS INC     COMMON  60462E104     1,259,375      65,000                            OTH       1    65,000
MONTANA PWR CO COM     COMMON  612085506     5,009,280      78,270                            OTH       1    78,270
                                             9,448,320     147,630            SOLE                          147,630
NETWORK ASSOCIATES
  INC                  COMMON  640938106       967,500      30,000                            OTH       1    30,000
                                             2,257,500      70,000            SOLE                           70,000
NIKE INC               CLASS B 654106103     1,783,125      45,000                            OTH       1    45,000
                                             3,368,125      85,000            SOLE                           85,000
NORDSTROM INC          COMMON  655664100     2,212,500      75,000                            OTH       1    75,000
                                             5,605,000     190,000            SOLE                          190,000
OPENTV CORPORATION     COMMON  G67543101    10,014,525      84,600                            OTH       1    84,600
                                            32,422,913     273,900            SOLE                          273,900
OUTBACK STEAKHOUSE
  INC                  COMMON  689899102     1,763,438      55,000                            OTH       1    55,000
                                             4,488,750     140,000            SOLE                          140,000
PFIZER INC             COMMON  717081103       914,063      25,000                            OTH       1    25,000
                                             2,742,188      75,000            SOLE                           75,000
PIXAR                  COMMON  725811103       713,750      20,000                            OTH       1    20,000
POTOMAC ELEC           COMMON  737679100     1,457,050      64,400                            OTH       1    64,400
                                             3,620,000     160,000            SOLE                          160,000
PROFIT RECOVERY GRP
  INTL INC             COMMON  743168106       249,750      13,500                            OTH       1    13,500
PROSOFTTRAINING.COM    COMMON  743477101       564,063      25,000                            OTH       1    25,000
                                             1,692,188      75,000            SOLE                           75,000
PUT - FMQ 100 @ 45
  EXP 05/20/2000       OPTION  966837QL          2,059         400            SOLE                              400
REALNETWORKS INC       COMMON  75605L104     2,676,063      47,000                            OTH       1    47,000
                                             3,245,438      57,000            SOLE                           57,000
SEAGRAM CO             COMMON  811850916     2,380,000      40,000                            OTH       1    40,000
SNYDER COMMUNICATION
  INC                  COMMON  832914105       315,000      14,000                            OTH       1    14,000
SPYGLASS INC           COMMON  852192103        38,773         500                            OTH       1       500
                                             3,877,344      50,000            SOLE                           50,000
STARWOOD HOTELS &
  RESORTS WORLDWIDE    COMMON  85590203      1,387,925      53,900                            OTH       1    53,900
                                             4,045,325     157,100            SOLE                          157,100
STATION CASINOS INC    COMMON  857689103     3,926,250     180,000                            OTH       1   180,000
                                             4,107,294     188,300            SOLE                          188,300
SYLVAN LEARNING
  SYSTEMS INC          COMMON  871399101     1,195,313      75,000                            OTH       1    75,000
                                             3,585,938     225,000            SOLE                          225,000
TENET HEALTHCARE CORP  COMMON  88033G100       697,500      30,000                            OTH       1    30,000
                                             2,325,000     100,000            SOLE                          100,000





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

TIME WARNER TELECOM
  INC                  COMMON  887319101     1,272,000      16,000                            OTH       1    16,000
                                             4,134,000      52,000            SOLE                           52,000
TV GUIDE INC           COMMON  87307109      4,085,313      85,000                            OTH       1    85,000
                                            11,054,375     230,000            SOLE                          230,000
UNITEDGLOBALCOM INC    COMMON  913247508     2,852,375      38,000                            OTH       1    38,000
                                             9,908,250     132,000            SOLE                          132,000
VAXGEN INC             COMMON  922390208       232,500      15,000                            OTH       1    15,000
VERISIGN INC           COMMON  92343E102     1,495,000      10,000                            OTH       1    10,000
VIACOM INC             CLASS B 925524100     1,371,500      26,000                            OTH       1    26,000
                                             3,428,750      65,000            SOLE                           65,000
GO.COM                 COMMON  254687205       342,375      16,600                            OTH       1    16,600
                                             1,895,438      91,900            SOLE                           91,900
WHITEHALL JEWLLERS
  INC                  COMMON  965063100     2,300,650      97,900                            OTH       1    97,900
                                             2,841,150     120,900            SOLE                          120,900
YOUNG BROADCASTING INC COMMON  987434107       326,800      17,200                            OTH       1    17,200



































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